Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2026
Accounts Receivable, Net [Abstract]
Credit losses on accounts receivable	$ 28,326	$ 30,148
Uncollectible accounts	13,416
AllowanceForDoubtfulAccountsReceivableUnrecoveries	14,910
Allowance for credit losses	45,058	30,148
Accounts receivable	$ 315,091	$ 246,500
Accounts Receivable, Allowance for Credit Loss			$ 277,320